1. Organization and Significant Accounting Policies - Potentially dilutive securities (Details)	12 Months Ended		3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Common stock options	Dec. 31, 2012 Common stock options	Dec. 31, 2013 Warrants	Dec. 31, 2012 Warrants
Basic and diluted weighted average common stock shares outstanding	5,007,999	4,977,133
Potentially dilutive securities excluded from loss per share computations:
Shares			1,417,309	1,452,082	517,858	551,339